Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Significant components of deferred tax assets and liabilities
Accrued expenses	$ 37	$ 13
Reserve liabilities	14	4
Other accrued medical costs	5	4
Net operating losses	7	3
Unrealized losses	2	1
Unearned premiums	21	22
Lease financing obligation	35	34
Deferred compensation	8	10
Tax credit carryover	8	8
Valuation allowance	(9)	(6)
Total deferred income tax assets, net of valuation allowance	128	93
Prepaid expenses	(9)	(6)
Depreciation and amortization	(83)	(57)
Basis in debt	(18)	(15)
Total deferred income tax liabilities	(110)	(78)
Net deferred income tax asset - long term	$ 18	$ 15